Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses carryforwards	$ 4,775,905	$ 241,083
Share-based compensation	609,933
Deferred tax liabilities:
Depreciation	(5,696,982)
Net deferred tax assets/(liabilities)	(311,144)	241,083
Less: valuation allowance	(93,147)	(241,083)
Net deferred tax assets/(liabilities) after Valuation Allowance	$ (404,291)